Risk management - Non-performing Loans: outstandings by economic sectors and geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Wholesale Banking
Non performing Loans [line items]
Increase (decrease) in financial assets	€ 600
Retail Challengers & Growth Markets
Non performing Loans [line items]
Increase (decrease) in financial assets	300
Financial assets past due but not impaired
Non performing Loans [line items]
Financial assets	12,981	€ 13,295
Financial assets past due but not impaired | Retail Banking
Non performing Loans [line items]
Financial assets	8,392	8,099
Financial assets past due but not impaired | Wholesale Banking
Non performing Loans [line items]
Financial assets	4,589	5,196
Financial assets past due but not impaired | Netherlands
Non performing Loans [line items]
Financial assets	1,686	1,549
Financial assets past due but not impaired | Belgium
Non performing Loans [line items]
Financial assets	3,105	3,071
Financial assets past due but not impaired | Germany
Non performing Loans [line items]
Financial assets	1,454	1,432
Financial assets past due but not impaired | Poland
Non performing Loans [line items]
Financial assets	1,546	1,457
Financial assets past due but not impaired | Spain
Non performing Loans [line items]
Financial assets	470	432
Financial assets past due but not impaired | United Kingdom
Non performing Loans [line items]
Financial assets	181	322
Financial assets past due but not impaired | France
Non performing Loans [line items]
Financial assets	108	307
Financial assets past due but not impaired | Luxembourg
Non performing Loans [line items]
Financial assets	242	166
Financial assets past due but not impaired | Rest of Europe
Non performing Loans [line items]
Financial assets	1,786	1,916
Financial assets past due but not impaired | America
Non performing Loans [line items]
Financial assets	1,257	1,145
Financial assets past due but not impaired | Asia
Non performing Loans [line items]
Financial assets	488	723
Financial assets past due but not impaired | Australia
Non performing Loans [line items]
Financial assets	483	567
Financial assets past due but not impaired | Africa
Non performing Loans [line items]
Financial assets	175	210
Financial assets past due but not impaired | Private Individuals
Non performing Loans [line items]
Financial assets	4,902	4,769
Financial assets past due but not impaired | Private Individuals | Retail Banking
Non performing Loans [line items]
Financial assets	4,899	4,766
Financial assets past due but not impaired | Private Individuals | Wholesale Banking
Non performing Loans [line items]
Financial assets	3	4
Financial assets past due but not impaired | Private Individuals | Netherlands
Non performing Loans [line items]
Financial assets	697	646
Financial assets past due but not impaired | Private Individuals | Belgium
Non performing Loans [line items]
Financial assets	1,481	1,461
Financial assets past due but not impaired | Private Individuals | Germany
Non performing Loans [line items]
Financial assets	1,113	1,066
Financial assets past due but not impaired | Private Individuals | Poland
Non performing Loans [line items]
Financial assets	220	210
Financial assets past due but not impaired | Private Individuals | Spain
Non performing Loans [line items]
Financial assets	357	304
Financial assets past due but not impaired | Private Individuals | United Kingdom
Non performing Loans [line items]
Financial assets	10	10
Financial assets past due but not impaired | Private Individuals | France
Non performing Loans [line items]
Financial assets	8	8
Financial assets past due but not impaired | Private Individuals | Luxembourg
Non performing Loans [line items]
Financial assets	39	44
Financial assets past due but not impaired | Private Individuals | Rest of Europe
Non performing Loans [line items]
Financial assets	574	545
Financial assets past due but not impaired | Private Individuals | America
Non performing Loans [line items]
Financial assets	2	2
Financial assets past due but not impaired | Private Individuals | Asia
Non performing Loans [line items]
Financial assets	2	2
Financial assets past due but not impaired | Private Individuals | Australia
Non performing Loans [line items]
Financial assets	399	469
Financial assets past due but not impaired | Private Individuals | Africa
Non performing Loans [line items]
Financial assets	1
Financial assets past due but not impaired | Natural Resources
Non performing Loans [line items]
Financial assets	1,061	1,064
Financial assets past due but not impaired | Natural Resources | Retail Banking
Non performing Loans [line items]
Financial assets	115	99
Financial assets past due but not impaired | Natural Resources | Wholesale Banking
Non performing Loans [line items]
Financial assets	945	965
Financial assets past due but not impaired | Natural Resources | Netherlands
Non performing Loans [line items]
Financial assets	137	13
Financial assets past due but not impaired | Natural Resources | Belgium
Non performing Loans [line items]
Financial assets	84	54
Financial assets past due but not impaired | Natural Resources | Germany
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Natural Resources | Poland
Non performing Loans [line items]
Financial assets	28	33
Financial assets past due but not impaired | Natural Resources | Spain
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Natural Resources | United Kingdom
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Natural Resources | France
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Natural Resources | Luxembourg
Non performing Loans [line items]
Financial assets	14
Financial assets past due but not impaired | Natural Resources | Rest of Europe
Non performing Loans [line items]
Financial assets	584	569
Financial assets past due but not impaired | Natural Resources | America
Non performing Loans [line items]
Financial assets	23	31
Financial assets past due but not impaired | Natural Resources | Asia
Non performing Loans [line items]
Financial assets	191	343
Financial assets past due but not impaired | Natural Resources | Australia
Non performing Loans [line items]
Financial assets		21
Financial assets past due but not impaired | Natural Resources | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Food, Beverages & Personal Care
Non performing Loans [line items]
Financial assets	697	809
Financial assets past due but not impaired | Food, Beverages & Personal Care | Retail Banking
Non performing Loans [line items]
Financial assets	325	357
Financial assets past due but not impaired | Food, Beverages & Personal Care | Wholesale Banking
Non performing Loans [line items]
Financial assets	372	452
Financial assets past due but not impaired | Food, Beverages & Personal Care | Netherlands
Non performing Loans [line items]
Financial assets	167	196
Financial assets past due but not impaired | Food, Beverages & Personal Care | Belgium
Non performing Loans [line items]
Financial assets	94	154
Financial assets past due but not impaired | Food, Beverages & Personal Care | Germany
Non performing Loans [line items]
Financial assets	1	1
Financial assets past due but not impaired | Food, Beverages & Personal Care | Poland
Non performing Loans [line items]
Financial assets	94	93
Financial assets past due but not impaired | Food, Beverages & Personal Care | Spain
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Food, Beverages & Personal Care | United Kingdom
Non performing Loans [line items]
Financial assets	19	23
Financial assets past due but not impaired | Food, Beverages & Personal Care | France
Non performing Loans [line items]
Financial assets	6	5
Financial assets past due but not impaired | Food, Beverages & Personal Care | Luxembourg
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Food, Beverages & Personal Care | Rest of Europe
Non performing Loans [line items]
Financial assets	126	158
Financial assets past due but not impaired | Food, Beverages & Personal Care | America
Non performing Loans [line items]
Financial assets	59	51
Financial assets past due but not impaired | Food, Beverages & Personal Care | Asia
Non performing Loans [line items]
Financial assets	131	127
Financial assets past due but not impaired | Food, Beverages & Personal Care | Australia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Food, Beverages & Personal Care | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Transportation & Logistics
Non performing Loans [line items]
Financial assets	478	504
Financial assets past due but not impaired | Transportation & Logistics | Retail Banking
Non performing Loans [line items]
Financial assets	227	157
Financial assets past due but not impaired | Transportation & Logistics | Wholesale Banking
Non performing Loans [line items]
Financial assets	251	347
Financial assets past due but not impaired | Transportation & Logistics | Netherlands
Non performing Loans [line items]
Financial assets	87	93
Financial assets past due but not impaired | Transportation & Logistics | Belgium
Non performing Loans [line items]
Financial assets	40	40
Financial assets past due but not impaired | Transportation & Logistics | Germany
Non performing Loans [line items]
Financial assets		3
Financial assets past due but not impaired | Transportation & Logistics | Poland
Non performing Loans [line items]
Financial assets	136	124
Financial assets past due but not impaired | Transportation & Logistics | Spain
Non performing Loans [line items]
Financial assets	47	47
Financial assets past due but not impaired | Transportation & Logistics | United Kingdom
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Transportation & Logistics | France
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Transportation & Logistics | Luxembourg
Non performing Loans [line items]
Financial assets	22	1
Financial assets past due but not impaired | Transportation & Logistics | Rest of Europe
Non performing Loans [line items]
Financial assets	72	136
Financial assets past due but not impaired | Transportation & Logistics | America
Non performing Loans [line items]
Financial assets	22
Financial assets past due but not impaired | Transportation & Logistics | Asia
Non performing Loans [line items]
Financial assets	10
Financial assets past due but not impaired | Transportation & Logistics | Australia
Non performing Loans [line items]
Financial assets	1	1
Financial assets past due but not impaired | Transportation & Logistics | Africa
Non performing Loans [line items]
Financial assets	41	59
Financial assets past due but not impaired | Services
Non performing Loans [line items]
Financial assets	469	495
Financial assets past due but not impaired | Services | Retail Banking
Non performing Loans [line items]
Financial assets	375	394
Financial assets past due but not impaired | Services | Wholesale Banking
Non performing Loans [line items]
Financial assets	94	102
Financial assets past due but not impaired | Services | Netherlands
Non performing Loans [line items]
Financial assets	68	57
Financial assets past due but not impaired | Services | Belgium
Non performing Loans [line items]
Financial assets	262	293
Financial assets past due but not impaired | Services | Germany
Non performing Loans [line items]
Financial assets		5
Financial assets past due but not impaired | Services | Poland
Non performing Loans [line items]
Financial assets	75	87
Financial assets past due but not impaired | Services | Spain
Non performing Loans [line items]
Financial assets	1	2
Financial assets past due but not impaired | Services | United Kingdom
Non performing Loans [line items]
Financial assets		1
Financial assets past due but not impaired | Services | France
Non performing Loans [line items]
Financial assets	3	3
Financial assets past due but not impaired | Services | Luxembourg
Non performing Loans [line items]
Financial assets	4	5
Financial assets past due but not impaired | Services | Rest of Europe
Non performing Loans [line items]
Financial assets	16	10
Financial assets past due but not impaired | Services | America
Non performing Loans [line items]
Financial assets	26	34
Financial assets past due but not impaired | Services | Asia
Non performing Loans [line items]
Financial assets	13
Financial assets past due but not impaired | Services | Australia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Services | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Real Estate
Non performing Loans [line items]
Financial assets	1,241	1,434
Financial assets past due but not impaired | Real Estate | Retail Banking
Non performing Loans [line items]
Financial assets	656	603
Financial assets past due but not impaired | Real Estate | Wholesale Banking
Non performing Loans [line items]
Financial assets	586	831
Financial assets past due but not impaired | Real Estate | Netherlands
Non performing Loans [line items]
Financial assets	24	12
Financial assets past due but not impaired | Real Estate | Belgium
Non performing Loans [line items]
Financial assets	419	374
Financial assets past due but not impaired | Real Estate | Germany
Non performing Loans [line items]
Financial assets	59	63
Financial assets past due but not impaired | Real Estate | Poland
Non performing Loans [line items]
Financial assets	115	114
Financial assets past due but not impaired | Real Estate | Spain
Non performing Loans [line items]
Financial assets	45	59
Financial assets past due but not impaired | Real Estate | United Kingdom
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Real Estate | France
Non performing Loans [line items]
Financial assets	47	59
Financial assets past due but not impaired | Real Estate | Luxembourg
Non performing Loans [line items]
Financial assets	101	90
Financial assets past due but not impaired | Real Estate | Rest of Europe
Non performing Loans [line items]
Financial assets	8	6
Financial assets past due but not impaired | Real Estate | America
Non performing Loans [line items]
Financial assets	377	606
Financial assets past due but not impaired | Real Estate | Asia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Real Estate | Australia
Non performing Loans [line items]
Financial assets	48	52
Financial assets past due but not impaired | Real Estate | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | General Industries
Non performing Loans [line items]
Financial assets	713	687
Financial assets past due but not impaired | General Industries | Retail Banking
Non performing Loans [line items]
Financial assets	471	451
Financial assets past due but not impaired | General Industries | Wholesale Banking
Non performing Loans [line items]
Financial assets	243	236
Financial assets past due but not impaired | General Industries | Netherlands
Non performing Loans [line items]
Financial assets	137	153
Financial assets past due but not impaired | General Industries | Belgium
Non performing Loans [line items]
Financial assets	138	123
Financial assets past due but not impaired | General Industries | Germany
Non performing Loans [line items]
Financial assets	38	24
Financial assets past due but not impaired | General Industries | Poland
Non performing Loans [line items]
Financial assets	196	147
Financial assets past due but not impaired | General Industries | Spain
Non performing Loans [line items]
Financial assets	20	20
Financial assets past due but not impaired | General Industries | United Kingdom
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | General Industries | France
Non performing Loans [line items]
Financial assets		2
Financial assets past due but not impaired | General Industries | Luxembourg
Non performing Loans [line items]
Financial assets	13	1
Financial assets past due but not impaired | General Industries | Rest of Europe
Non performing Loans [line items]
Financial assets	130	170
Financial assets past due but not impaired | General Industries | America
Non performing Loans [line items]
Financial assets	10	17
Financial assets past due but not impaired | General Industries | Asia
Non performing Loans [line items]
Financial assets	31	30
Financial assets past due but not impaired | General Industries | Australia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | General Industries | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Builders & Contractors
Non performing Loans [line items]
Financial assets	571	496
Financial assets past due but not impaired | Builders & Contractors | Retail Banking
Non performing Loans [line items]
Financial assets	541	445
Financial assets past due but not impaired | Builders & Contractors | Wholesale Banking
Non performing Loans [line items]
Financial assets	31	51
Financial assets past due but not impaired | Builders & Contractors | Netherlands
Non performing Loans [line items]
Financial assets	89	68
Financial assets past due but not impaired | Builders & Contractors | Belgium
Non performing Loans [line items]
Financial assets	219	175
Financial assets past due but not impaired | Builders & Contractors | Germany
Non performing Loans [line items]
Financial assets	7	5
Financial assets past due but not impaired | Builders & Contractors | Poland
Non performing Loans [line items]
Financial assets	182	162
Financial assets past due but not impaired | Builders & Contractors | Spain
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Builders & Contractors | United Kingdom
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Builders & Contractors | France
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Builders & Contractors | Luxembourg
Non performing Loans [line items]
Financial assets	8	7
Financial assets past due but not impaired | Builders & Contractors | Rest of Europe
Non performing Loans [line items]
Financial assets	66	78
Financial assets past due but not impaired | Builders & Contractors | America
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Builders & Contractors | Asia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Builders & Contractors | Australia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Builders & Contractors | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Retail
Non performing Loans [line items]
Financial assets	373	381
Financial assets past due but not impaired | Retail | Retail Banking
Non performing Loans [line items]
Financial assets	189	224
Financial assets past due but not impaired | Retail | Wholesale Banking
Non performing Loans [line items]
Financial assets	184	157
Financial assets past due but not impaired | Retail | Netherlands
Non performing Loans [line items]
Financial assets	80	53
Financial assets past due but not impaired | Retail | Belgium
Non performing Loans [line items]
Financial assets	79	97
Financial assets past due but not impaired | Retail | Germany
Non performing Loans [line items]
Financial assets	33	39
Financial assets past due but not impaired | Retail | Poland
Non performing Loans [line items]
Financial assets	56	62
Financial assets past due but not impaired | Retail | Spain
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Retail | United Kingdom
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Retail | France
Non performing Loans [line items]
Financial assets	1	3
Financial assets past due but not impaired | Retail | Luxembourg
Non performing Loans [line items]
Financial assets	4
Financial assets past due but not impaired | Retail | Rest of Europe
Non performing Loans [line items]
Financial assets	15	14
Financial assets past due but not impaired | Retail | America
Non performing Loans [line items]
Financial assets	105	97
Financial assets past due but not impaired | Retail | Asia
Non performing Loans [line items]
Financial assets		15
Financial assets past due but not impaired | Retail | Australia
Non performing Loans [line items]
Financial assets		1
Financial assets past due but not impaired | Retail | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Utilities
Non performing Loans [line items]
Financial assets	362	600
Financial assets past due but not impaired | Utilities | Retail Banking
Non performing Loans [line items]
Financial assets	26	19
Financial assets past due but not impaired | Utilities | Wholesale Banking
Non performing Loans [line items]
Financial assets	336	582
Financial assets past due but not impaired | Utilities | Netherlands
Non performing Loans [line items]
Financial assets	14	13
Financial assets past due but not impaired | Utilities | Belgium
Non performing Loans [line items]
Financial assets	10	8
Financial assets past due but not impaired | Utilities | Germany
Non performing Loans [line items]
Financial assets	19	25
Financial assets past due but not impaired | Utilities | Poland
Non performing Loans [line items]
Financial assets	8	21
Financial assets past due but not impaired | Utilities | Spain
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Utilities | United Kingdom
Non performing Loans [line items]
Financial assets	151	285
Financial assets past due but not impaired | Utilities | France
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Utilities | Luxembourg
Non performing Loans [line items]
Financial assets	1
Financial assets past due but not impaired | Utilities | Rest of Europe
Non performing Loans [line items]
Financial assets	12	12
Financial assets past due but not impaired | Utilities | America
Non performing Loans [line items]
Financial assets	80	128
Financial assets past due but not impaired | Utilities | Asia
Non performing Loans [line items]
Financial assets	33	109
Financial assets past due but not impaired | Utilities | Australia
Non performing Loans [line items]
Financial assets	35
Financial assets past due but not impaired | Utilities | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals
Non performing Loans [line items]
Financial assets	752	839
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Retail Banking
Non performing Loans [line items]
Financial assets	150	185
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Wholesale Banking
Non performing Loans [line items]
Financial assets	602	654
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Netherlands
Non performing Loans [line items]
Financial assets	47	37
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Belgium
Non performing Loans [line items]
Financial assets	65	94
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Germany
Non performing Loans [line items]
Financial assets	112	84
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Poland
Non performing Loans [line items]
Financial assets	346	340
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Spain
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | United Kingdom
Non performing Loans [line items]
Financial assets		1
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | France
Non performing Loans [line items]
Financial assets	43	110
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Luxembourg
Non performing Loans [line items]
Financial assets	25
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Rest of Europe
Non performing Loans [line items]
Financial assets	64	113
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | America
Non performing Loans [line items]
Financial assets	49	36
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Asia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Australia
Non performing Loans [line items]
Financial assets		24
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Telecom
Non performing Loans [line items]
Financial assets	206	163
Financial assets past due but not impaired | Telecom | Retail Banking
Non performing Loans [line items]
Financial assets	36	12
Financial assets past due but not impaired | Telecom | Wholesale Banking
Non performing Loans [line items]
Financial assets	170	151
Financial assets past due but not impaired | Telecom | Netherlands
Non performing Loans [line items]
Financial assets	37	7
Financial assets past due but not impaired | Telecom | Belgium
Non performing Loans [line items]
Financial assets	4	1
Financial assets past due but not impaired | Telecom | Germany
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Telecom | Poland
Non performing Loans [line items]
Financial assets	3	3
Financial assets past due but not impaired | Telecom | Spain
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Telecom | United Kingdom
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Telecom | France
Non performing Loans [line items]
Financial assets		44
Financial assets past due but not impaired | Telecom | Luxembourg
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Telecom | Rest of Europe
Non performing Loans [line items]
Financial assets	15	14
Financial assets past due but not impaired | Telecom | America
Non performing Loans [line items]
Financial assets	146	90
Financial assets past due but not impaired | Telecom | Asia
Non performing Loans [line items]
Financial assets	2	4
Financial assets past due but not impaired | Telecom | Australia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Telecom | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Other
Non performing Loans [line items]
Financial assets	1,154	1,052
Financial assets past due but not impaired | Other | Retail Banking
Non performing Loans [line items]
Financial assets	383	387
Financial assets past due but not impaired | Other | Wholesale Banking
Non performing Loans [line items]
Financial assets	771	666
Financial assets past due but not impaired | Other | Netherlands
Non performing Loans [line items]
Financial assets	102	202
Financial assets past due but not impaired | Other | Belgium
Non performing Loans [line items]
Financial assets	209	198
Financial assets past due but not impaired | Other | Germany
Non performing Loans [line items]
Financial assets	72	117
Financial assets past due but not impaired | Other | Poland
Non performing Loans [line items]
Financial assets	88	60
Financial assets past due but not impaired | Other | Spain
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Other | United Kingdom
Non performing Loans [line items]
Financial assets	2	2
Financial assets past due but not impaired | Other | France
Non performing Loans [line items]
Financial assets	1	72
Financial assets past due but not impaired | Other | Luxembourg
Non performing Loans [line items]
Financial assets	10	17
Financial assets past due but not impaired | Other | Rest of Europe
Non performing Loans [line items]
Financial assets	105	90
Financial assets past due but not impaired | Other | America
Non performing Loans [line items]
Financial assets	358	54
Financial assets past due but not impaired | Other | Asia
Non performing Loans [line items]
Financial assets	75	92
Financial assets past due but not impaired | Other | Australia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Other | Africa
Non performing Loans [line items]
Financial assets	€ 132	€ 150